Annual Total Returns (REIT Index Portfolio - REIT Index Portfolio Annuity) (REIT Index Portfolio, REIT Index Portfolio - REIT Index Portfolio)	18 Months Ended
Jun. 30, 2013
REIT Index Portfolio | REIT Index Portfolio - REIT Index Portfolio
Annual Total Return
2012	17.46%
2011	8.44%
2010	28.25%
2009	29.14%
2008	(37.25%)
2007	(16.60%)
2006	34.93%
2005	11.83%
2004	30.51%
2003	35.48%